Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
Lilly Stock Compensation Plans
For periods prior to IPO, we benefited from Lilly's stock-based compensation program. Lilly maintains various stock-based compensation programs for the benefit of its officers, directors and certain employees including employees of the Company. As we receive the employee services in consideration for the participation of the Company's employees in these plans, stock-based compensation expense for the awards granted to our employees has been reflected in the consolidated and combined statements of operations.
Lilly's stock-based compensation granted to our employees consists of performance awards (PAs), shareholder value awards (SVAs) and RSUs. The stock-based compensation expense has been derived from the equity awards granted by Lilly to our employees. The compensation expense is based on the fair value of stock-based awards which is recognized as compensation expense over the requisite service period of the individual grantees, which generally equals the vesting period. The awards are settled by Lilly.
For the periods prior to IPO, as the stock-based compensation plans were Lilly's plans and the awards were settled by Lilly, the offset to the expense was recognized through net parent company investment on the combined balance sheet.
Stock-based compensation expense related to our employees for years ended December 31, 2018, 2017 and 2016 was $26.0 million, $25.0 million and $20.4 million, respectively.
Following IPO and until the completion of the exchange offer, the equity awards previously granted to our employees by Lilly will continue to vest, and service with Elanco counts toward the Lilly award’s vesting provisions.  Upon completion of the exchange offer, we expect that our employees’ unvested Lilly RSUs, PAs, and SVAs will be forfeited and replaced with Elanco RSUs valued at the exchange rate with the same service vesting period as the forfeited Lilly awards.
Performance Award Program
PAs have been granted to certain of our officers and management and are settled in shares of Lilly's common stock. The number of PA shares actually issued, if any, varies depending on the achievement of certain pre-established earnings-per-share targets over a two-year period. PA shares are accounted for at fair value based upon the closing stock price on the date of grant and fully vest at the end of the measurement period. The fair values of PAs granted for the years ended December 31, 2018, 2017 and 2016 were $71.63, $73.54, and $72.00, respectively. The number of PA shares that will vest for the PA program is dependent upon Lilly's earnings achieved during the vesting period. Pursuant to this program, approximately 39,771 shares, 69,144 shares and 20,329 shares were issued by Lilly to our employees during the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018, the total remaining unrecognized compensation cost related to nonvested PAs was $5.8 million, which will be amortized over the weighted-average remaining requisite service period of 12 months.
Shareholder Value Award Program
SVAs have been granted to certain of our officers and management and are settled in shares of Lilly's common stock. The number of shares actually issued, if any, varies depending on Lilly's stock price at the end of the three-year vesting period compared to pre-established target stock prices. We measure the fair value of the SVA unit on the grant date using a Monte Carlo simulation model. The model utilizes multiple input variables that determine the probability of satisfying the market condition stipulated in the award grant and calculates the fair value of the award. Expected volatilities utilized in the model are based on implied volatilities from traded options on Lilly's stock, historical volatility of Lilly's stock price and other factors. Similarly, the dividend yield is based on historical experience and Lilly's estimate of future dividend yields. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The weighted-average fair values of the SVA units granted during the years ended December 31, 2018, 2017 and 2016 were $49.38, $66.25 and $48.68, respectively, determined using the following assumptions:

(Percents)	2018	2017	2016
Expected dividend yield	2.50%	2.50%	2.00%
Risk-free interest rate	2.31	1.38	0.92
Volatility	22.26	22.91	21.68

Pursuant to this program, Lilly issued approximately 30,195 shares, 35,063 shares and 36,071 shares to our employees during the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018, the total remaining unrecognized compensation cost related to nonvested SVAs was $3.5 million, which will be amortized over the weighted-average remaining requisite service period of 20 months.
Restricted Stock Units
RSUs have been granted to certain of our employees and are payable in shares of Lilly's common stock. RSU shares are accounted for at fair value based upon Lilly's closing stock price on the date of grant. The corresponding expense is amortized over the vesting period, typically three years. The fair values of RSU awards granted during the years ended December 31, 2018, 2017 and 2016 were $70.95, $72.47 and $71.46, respectively. The number of shares ultimately issued by Lilly for the RSU program remains constant with the exception of forfeitures. Pursuant to this program, 82,025 shares, 57,224 shares and 26,468 shares were settled by Lilly with its RSUs to our employees during the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018, the total remaining unrecognized compensation cost related to nonvested RSUs was $12.5 million which will be amortized over the weighted-average remaining requisite service period of 20 months.
Elanco Stock Compensation Plans
In connection with IPO, we adopted our own stock based compensation plans, including RSUs and stock options. Our stock-based compensation expense and the related tax under these plans for the year ended December 31, 2018 was $1.8 million and $0.4 million.
Restricted Stock Units
RSUs are granted to certain employees and are settled in shares of our common stock. RSU shares are accounted for at fair value based upon the closing stock price on the date of the grant. The corresponding expense is amortized over the vesting period, typically three years. The fair value of the RSU awards granted during the year ended December 31, 2018 was $31.09. The number of shares ultimately issued for the RSU program remains constant with the exception of forfeitures. Pursuant to this program, 158,007 shares were granted and 18,991 shares were issued during the year ended December 31, 2018. As of December 31, 2018, the total remaining unrecognized compensation cost related to nonvested RSUs was $3.9 million, which will amortize over the weighted-average remaining requisite service period of 33 months.
Stock Option Program
Stock options represent the right to purchase shares of our common stock within a specified period of time at a specified price. The exercise price for a stock option will be not less than 100% of the fair market value of the common stock on the date of the grant.
Stock options are accounted for using a fair-value based method at the date of the grant in the consolidated statement of operations. The values determined through this fair-value-based method generally are amortized on a straight-line basis over the vesting term.
Stock options were granted in 2018 to our officers, management and board members at exercise prices equal to the fair market value of our stock at the date of the grant. Options fully vest 3 years from the grant date and have a term of 10 years.
The fair-value-based method for valuing each Elanco stock option grant on the grant date uses the Black-Scholes-Merton option-pricing model, which incorporates a number of valuation assumptions noted in the following table, shown at their weighted-average values for the year ended December 31:

2018
Expected dividend yield(1)	0.70%
Risk-free interest rate(2)	3.07%
Expected stock price volatility(3)	28.25%
Expected term(4) (years)	6.5
(1) Determined using the expected quarterly dividend divided by the available three-month average stock price as of the valuation date, annualized and continuously compounded.
(2) Determined using the term-matched, zero-coupon risk-free rate from the Treasury Constant Maturity yield curve, continuously compounded
(3) Determined using a leverage-adjusted historical volatility of peer companies
(4) Determined using SEC safe harbor approach, based on a 3-year cliff vesting schedule and 10-year contractual term.
Stock option activity during the year ended December 31, 2018 is summarized below:

	Shares of Common Stock Attributable to Options	Weighted-Average Exercise Price of Options
Outstanding at January 1, 2018	—	$—
Granted	421,297	31.61
Exercised	—	—
Forfeited or expired	—	—
Outstanding at December 31, 2018	421,297	31.61
Exercisable at December 31, 2018	58,766	31.61
As of December 31, 2018, the weighted-average remaining contractual term of the exercisable options was 9.8 years and the aggregate intrinsic value was $0.08.